                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____________                                    [ ]

Post-Effective Amendment No. 56 (File No. 333-79311)                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 57 (File No. 811-07355)                                   [X]

                        (Check appropriate box or boxes)

                         RIVERSOURCE VARIABLE ACCOUNT 10
                    (previously IDS LIFE VARIABLE ACCOUNT 10)
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                     (previously IDS Life Insurance Company)
                               (Name of Depositor)

            70100 Ameriprise Financial Center, Minneapolis, MN 55474 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-2237

   Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on April 30, 2010 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 56 is to delay the effective date of Post-Effective Amendment No. 55 which was filed on or about Feb. 5, 2010. The content of Post-Effective Amendment No. 55 is incorporated by reference.
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                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 1st day of April, 2010.

                                        RIVERSOURCE VARIABLE ACCOUNT 10
                                        (Registrant)

                                        By RiverSource Life Insurance Company
                                           (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 1st day of April, 2010.

Signature                                                  Title
---------                                  -------------------------------------


/s/ Gumer C. Alvero*                       Director and Executive Vice
----------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                   Director, President and Chief
----------------------------------------   Executive Officer
Timothy V. Bechtold

/s/ Richard N. Bush*                       Senior Vice President - Corporate Tax
----------------------------------------
Richard N. Bush

/s/ Brian J. McGrane*                      Director, Executive Vice President
----------------------------------------   and Chief Financial Officer
Brian J. McGrane


/s/ Kevin E. Palmer*                       Director, Vice President and Chief
----------------------------------------   Actuary
Kevin E. Palmer



/s/ Bridget M. Sperl*                      Executive Vice President -
----------------------------------------   Client Services
Bridget M. Sperl


/s/ David K. Stewart*                      Vice President and Controller
----------------------------------------   (Principal Accounting Officer)
David K. Stewart


/s/ William F. "Ted" Truscott*             Director
----------------------------------------
William F. "Ted" Truscott


/s/ John R. Woerner*                       Director
----------------------------------------
John R. Woerner

* Signed pursuant to Power of Attorney dated Oct.22, 2008 filed electronically as Exhibit 13 to Post-Effective Amendment No. 53, to Registration Statement No. 333-79311 filed on or about April 24, 2009, incorporated by reference, by:


/s/ Rodney J. Vessels
----------------------------------------
Rodney J. Vessels
Assistant General Counsel and
Assistant Secretary